CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues	$ 155,827	$ 150,040	$ 125,894
Cost of revenues	64,145	66,138	56,194
Gross profit	91,682	83,902	69,700
Operating expenses:
Research and development, net	32,150	30,189	29,952
Selling and marketing	43,248	35,024	32,111
General and administrative	9,028	8,252	7,821
Total operating expenses	84,426	73,465	69,884
Operating income (loss)	7,256	10,437	(184)
Financial income (expenses), net	423	(94)	(2,744)
Income (loss) before taxes on income	7,679	10,343	(2,928)
Income tax benefit (expense), net	(238)	1,885	(290)
Equity in losses of affiliated company, net	(277)	(213)	(76)
Net income (loss)	7,164	12,015	(3,294)
Net loss attributable to non-controlling interest	0	111	472
Net income (loss) attributable to AudioCodes' shareholders	$ 7,164	$ 12,126	$ (2,822)
Basic and diluted net earnings (loss) per share attributable to AudioCodes shareholders (in dollars per share)	$ 0.17	$ 0.30	$ (0.07)